Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows (in thousands):

	June 30, 2025	June 30, 2024
Cash	$5,279	$836
Restricted cash included within prepaid expenses and other current assets	100	100
Restricted cash included within other noncurrent assets	—	118
Total cash and restricted cash as shown in the unaudited condensed consolidated statements of cash flows	$5,379	$1,054

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the consolidated statements of cash flows (in thousands):

	December 31, 2024	December 31, 2023
Cash	$9,591	$1,949
Restricted cash included within prepaid expenses and other current assets	100	100
Restricted cash included within other noncurrent assets	118	118
Total cash and restricted cash as shown in the consolidated statements of cash flows	$9,809	$2,167

Schedule of Computation of Diluted Net Loss per Common Share including Antidilutive

As a result of the Company reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per share of Common Stock for the six months ended June 30, 2025 and 2024 because including them would have been antidilutive (in thousands):

	Six Months Ended June 30,
	2025	2024
Warrants for common stock	1,403	655
Earnout shares	150	150
Convertible notes payable	—	93
Employee stock options	131	71
Restricted stock units	—	3
Commitments to issue common stock	—	2
Contingently issuable warrants(1)	—	—
Total common stock equivalents	1,684	974

(1)	The contingently issuable warrant was not included for purposes of calculating the number of diluted shares outstanding as of June 30, 2024, as the number of dilutive shares is based on a contingency not yet resolved as of period end and the contingently resulting number of dilutive shares is not determinable until the contingency is resolved. As of June 30, 2025, the contingency was resolved in full and there were no contingently issuable warrants outstanding.

As a result of the Company reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2024 and 2023 because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2024	2023 (2)
Warrants for common stock	911	112
Earnout Shares	150	150
Employee stock options	77	66
Restricted stock units	2	1
Contingently issuable warrant(1)	—	—
Total common stock equivalents	1,140	329

(1)	The contingently issuable warrants were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2024, as the number of dilutive shares is based on a contingency not yet resolved as of year end and the contingently resulting number of dilutive shares is not determinable until the contingency is resolved (see Note 8).

(2)	Retrospectively restated for reverse recapitalization.

Schedule of Operating Segment

The following table presents selected financial information with respect to the Company’s single operating segment for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
OPERATING EXPENSES
Salaries and benefits	$(2,957)	$(2,837)	$(5,147)	$(5,823)
Insurance	(238)	(404)	(474)	(801)
Legal	(350)	(427)	(649)	(1,217)
Consulting	(592)	(336)	(1,211)	(841)
Rent and Maintenance	(610)	(554)	(1,175)	(1,072)
Clinical & research and development	(427)	(304)	(890)	(1,051)
Depreciation	(96)	(101)	(187)	(202)
Change in fair value of other liabilities and derivatives	(19)	95	16	(104)
Other segment items (1)	(468)	(891)	(1,099)	(1,869)
Income tax provision	(4)	(8)	(7)	(12)
NET LOSS	$(5,761)	$(5,767)	$(10,823)	$(12,992)

(1)	Other segment items include interest expense, grant income, and other income (expense).

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
OPERATING EXPENSES
Salaries and benefits	$(10,249)	$(13,486)
Insurance	(1,442)	(525)
Legal	(1,951)	(2,867)
Consulting	(1,578)	(2,091)
Rent and Maintenance	(2,136)	(2,248)
Clinical & research and development	(1,353)	(5,097)
Depreciation expense	(402)	(392)
Series B convertible preferred stock financing costs – related party	—	(2,680)
Change in fair value of debt, other liabilities, and derivatives	324	1,178
Other segment items (1)	(3,408)	(992)
Income tax provision	(14)	(16)
NET LOSS	$(22,209)	$(29,216)

(1)	Other segment items include interest expense, grant income, debt extinguishment, and other income (expense).